INCOME TAX (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax
Current income tax expense	€ (1,212)	€ 1,611
Deferred income tax expense relating to origination and reversal of temporary differences	290	806
Income tax expense recognised in statement of profit or loss	€ (922)	€ 2,417